Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 67.4%
Antero Resources Corp.(a)(b)	125,805	$358,544
Apache Corp.	222,111	5,683,820
Bonanza Creek Energy Inc.(a)(b)	10,970	256,040
Cabot Oil & Gas Corp.	240,947	4,194,887
California Resources Corp.(a)(b)	29,013	261,987
Callon Petroleum Co.(a)	230,636	1,113,972
Centennial Resource Development Inc./DE, Class A(a)(b)	117,268	541,778
Chesapeake Energy Corp.(a)(b)	692,552	571,771
Cimarex Energy Co.	60,136	3,156,539
CNX Resources Corp.(a)	110,211	975,367
Concho Resources Inc.	118,741	10,398,149
ConocoPhillips	567,236	36,887,357
Continental Resources Inc./OK(b)	50,460	1,730,778
Denbury Resources Inc.(a)	291,126	410,488
Devon Energy Corp.	228,587	5,936,404
Diamondback Energy Inc.	95,181	8,838,508
EOG Resources Inc.	300,745	25,190,401
EQT Corp.	151,000	1,645,900
Gulfport Energy Corp.(a)	85,845	260,969
Hess Corp.	152,982	10,220,727
Jagged Peak Energy Inc.(a)(b)	35,298	299,680
Kosmos Energy Ltd.	213,445	1,216,637
Laredo Petroleum Inc.(a)(b)	106,451	305,514
Magnolia Oil & Gas Corp., Class A(a)(b)	60,273	758,234
Marathon Oil Corp.	472,490	6,416,414
Matador Resources Co.(a)(b)	64,762	1,163,773
Murphy Oil Corp.	88,227	2,364,484
Noble Energy Inc.	282,514	7,017,648
Northern Oil and Gas Inc.(a)	136,620	319,691
Oasis Petroleum Inc.(a)(b)	170,808	556,834
Parsley Energy Inc., Class A(b)	166,119	3,141,310
PDC Energy Inc.(a)(b)	34,785	910,323
Penn Virginia Corp.(a)	7,950	241,283
Pioneer Natural Resources Co.	73,988	11,199,564
QEP Resources Inc.	140,456	632,052
Range Resources Corp.	123,263	597,826
SM Energy Co.	62,661	704,310
Southwestern Energy Co.(a)(b)	319,800	773,916
SRC Energy Inc.(a)	143,867	592,732
Talos Energy Inc.(a)	11,845	357,127
Tellurian Inc.(a)(b)	54,367	395,792
W&T Offshore Inc.(a)(b)	54,847	304,949
Whiting Petroleum Corp.(a)(b)	53,928	395,832

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
WPX Energy Inc.(a)(b)	246,154	$3,382,156

		162,682,467

Oil & Gas Refining & Marketing — 26.7%
CVR Energy Inc.	17,221	696,245
Delek U.S. Holdings Inc.	43,866	1,470,827
HollyFrontier Corp.	87,701	4,447,318
Marathon Petroleum Corp.	176,438	10,630,389
Par Pacific Holdings Inc.(a)(b)	21,767	505,865
PBF Energy Inc., Class A	60,170	1,887,533
Phillips 66	229,712	25,592,214
Valero Energy Corp.	188,874	17,688,050
World Fuel Services Corp.	38,626	1,677,141

		64,595,582

Oil & Gas Storage & Transportation — 5.8%
Cheniere Energy Inc.(a)(b)	136,931	8,362,376
Targa Resources Corp.	137,496	5,613,962

		13,976,338

Total Common Stocks — 99.9% (Cost: $338,465,743)		241,254,387

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	8,814,858	8,818,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	307,114	307,114

		9,125,498

Total Short-Term Investments — 3.8% (Cost: $9,124,413)		9,125,498

Total Investments in Securities — 103.7% (Cost: $347,590,156)		250,379,885

Other Assets, Less Liabilities — (3.7)%		(8,831,387)

Net Assets — 100.0%		$241,548,498

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,895,332	(4,080,474)	8,814,858	$8,818,384	$70,555	(a)	$2,029	$(1,255)
BlackRock Cash Funds: Treasury, SL Agency Shares	311,415	(4,301)	307,114	307,114	5,582		—	—

				$9,125,498	$76,137		$2,029	$(1,255)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Energy Index	4	03/20/20	$249	$9,981

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$241,254,387	$—	$—	$241,254,387
Money Market Funds	9,125,498	—	—	9,125,498

	$250,379,885	$—	$—	$250,379,885

Derivative financial instruments(a)
Assets
Futures Contracts	$9,981	$—	$—	$9,981

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2